Net Income per Share (Net Income Per Basic and Diluted Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Estimated tax on interest expense on convertible notes	$ 0	$ 0	$ 0